PROPERTY, PLANT AND EQUIPMENT - Cost (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in the net carrying amount of fixed assets
Balance at the beginning of year	$ 3,152.9
Balance at the end of year	3,034.3	$ 3,152.9
Property, plant and equipment
Changes in the net carrying amount of fixed assets
Net of credits received on investment	26.7	8.2
Deferred subsidies used	2.8	39.3
Increase (decrease) in government credits receivable in large investment projects	67.5	(1.2)
Land, buildings and leasehold improvements
Changes in the net carrying amount of fixed assets
Balance at the beginning of year	131.0
Balance at the end of year	123.0	131.0
Furniture and equipment
Changes in the net carrying amount of fixed assets
Balance at the beginning of year	221.0
Balance at the end of year	241.1	221.0
Telecommunication networks
Changes in the net carrying amount of fixed assets
Balance at the beginning of year	2,641.5
Balance at the end of year	2,503.7	2,641.5
Projects under development
Changes in the net carrying amount of fixed assets
Balance at the beginning of year	159.4
Balance at the end of year	166.5	159.4
Cost
Changes in the net carrying amount of fixed assets
Balance at the beginning of year	9,667.1	8,726.4
Additions	446.0	389.3
Net change in additions financed with non-cash balances	(54.5)	0.7
Business acquisitions (note 6)		709.1
Retirement, disposals and other	(154.1)	(158.4)
Balance at the end of year	9,904.5	9,667.1
Cost | Land, buildings and leasehold improvements
Changes in the net carrying amount of fixed assets
Balance at the beginning of year	237.2	228.5
Additions	0.9	1.4
Business acquisitions (note 6)		11.3
Reclassification	0.9	0.4
Retirement, disposals and other	(2.3)	(4.4)
Balance at the end of year	236.7	237.2
Cost | Furniture and equipment
Changes in the net carrying amount of fixed assets
Balance at the beginning of year	1,311.1	1,316.6
Additions	52.1	56.9
Net change in additions financed with non-cash balances	(3.2)	0.2
Business acquisitions (note 6)		16.7
Reclassification	8.9	2.9
Retirement, disposals and other	(59.4)	(82.2)
Balance at the end of year	1,309.5	1,311.1
Cost | Telecommunication networks
Changes in the net carrying amount of fixed assets
Balance at the beginning of year	7,959.4	7,110.5
Additions	247.3	205.0
Net change in additions financed with non-cash balances	(69.1)	22.1
Business acquisitions (note 6)		598.0
Reclassification	146.6	95.6
Retirement, disposals and other	(92.4)	(71.8)
Balance at the end of year	8,191.8	7,959.4
Cost | Projects under development
Changes in the net carrying amount of fixed assets
Balance at the beginning of year	159.4	70.8
Additions	145.7	126.0
Net change in additions financed with non-cash balances	17.8	(21.6)
Business acquisitions (note 6)		83.1
Reclassification	(156.4)	(98.9)
Balance at the end of year	$ 166.5	$ 159.4